Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
Schedule of changes in carrying amount of goodwill
	As of December 31,
	2016	2017
	US$	US$

Balance as of January 1	741	693
Foreign currency translation difference	(48)	43

Balance as of December 31	693	736